CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (13,806)	$ (21,351)	$ (32,600)	$ (36,256)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	28,378	27,437	36,807	33,914
Amortization of deferred contract costs	6,705	4,463	6,250	3,391
Amortization of debt issuance costs	700	843	1,120	513
Loss (gain) on disposal of equipment and leasehold improvements	(23)	(11)	(17)	14
Share-based compensation	3,903	1,816	2,461	2,315
Deferred taxes	(5,357)	(6,867)	(11,247)	(12,550)
Adjustment to contingent consideration	(3,100)		200
Changes in operating assets and liabilities:
Trade accounts receivable	(18,332)	(13,046)	(14,462)	(3,316)
Income tax receivable/payable	(183)	(246)	559	(977)
Prepaid expenses and other assets	(4,699)	(4,888)	(6,862)	(2,555)
Deferred contract costs	(16,879)	(12,684)	(17,050)	(13,222)
Accounts payable	3,145	(836)	1,295	(313)
Accrued liabilities	(4,207)	1,151	7,789	5,965
Deferred revenue	47,528	29,597	36,998	32,476
Other liabilities	3,161	(11)	(58)	(39)
Net cash provided by operating activities	33,041	5,367	11,183	9,360
Cash flows from investing activities
Acquisition, net of cash acquired		(40,173)	(40,173)	(2,893)
Purchases of equipment and leasehold improvements	(1,836)	(6,164)	(7,190)	(2,909)
Net cash used in investing activities	(1,836)	(46,337)	(47,363)	(5,802)
Cash flows from financing activities
Proceeds from debt		40,000	40,000
Debt issuance costs	(1,264)	(1,550)	(1,550)
Payments on Revolver	(205,000)	(4,750)	(10,000)
Proceeds from the exercise of stock options	185	820	923	1,770
Net cash provided by financing activities	113,819	34,520	29,373	1,770
Net increase (decrease) in cash	145,024	(6,450)	(6,807)	5,328
Cash, beginning of period	32,433	39,240	39,240	33,912
Cash, end of period	177,457	32,790	32,433	39,240
Supplemental disclosures of cash flow information:
Cash paid for interest	12,647	15,785	20,693	17,835
Cash paid for income taxes, net of refunds	$ 703	$ 511	$ 596	$ 1,461